Financial Investments - Summary of Financial Investments (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial investments [line items]
Financial investments	£ 17,611	£ 17,466
Loans and Receivables Securities [member] | Asset-backed Securities [member]
Disclosure of financial investments [line items]
Financial investments	2,180	257
Available-for-Sale Debt Securities [member] | Debt Securities [member]
Disclosure of financial investments [line items]
Financial investments	8,772	10,449
Available-for-Sale Debt Securities [member] | Equity Securities [member]
Disclosure of financial investments [line items]
Financial investments	81	112
Held-to-Maturity Debt Securities [member] | Debt Securities [member]
Disclosure of financial investments [line items]
Financial investments	£ 6,578	£ 6,648